PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.6%
Common Stocks
Brazil 2.9%
MercadoLibre, Inc.*	135	$159,528
Canada 11.0%
Dollarama, Inc.	3,268	195,434
Fairfax Financial Holdings Ltd.	233	154,254
FirstService Corp.	1,076	153,772
Pet Valu Holdings Ltd.	3,387	101,288
		604,748
Germany 1.1%
Symrise AG	592	62,935
Israel 1.9%
Nova Ltd.*	1,149	104,214
Italy 3.3%
Ferrari NV	726	181,416
Japan 1.7%
Allegro MicroSystems, Inc.*	2,495	95,234
Netherlands 2.3%
Argenx SE, ADR*	330	126,142
Poland 1.9%
Dino Polska SA, 144A*	1,121	101,557
Sweden 1.2%
Hemnet Group AB	4,860	67,763
Switzerland 3.4%
Alcon, Inc.	1,195	89,876
BKW AG	694	99,799
		189,675
United Kingdom 11.7%
Ashtead Group PLC	1,901	125,217
Compass Group PLC	3,416	81,601
Diploma PLC	2,824	95,529
Experian PLC	2,323	84,951

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Rentokil Initial PLC	10,755	$65,212
TechnipFMC PLC*	7,975	110,773
Wise PLC (Class A Stock)*	12,111	81,187
		644,470
United States 54.2%
Acadia Healthcare Co., Inc.*	1,333	111,999
Axon Enterprise, Inc.*	581	113,551
Boot Barn Holdings, Inc.*	1,550	129,409
Booz Allen Hamilton Holding Corp.	925	87,542
Casella Waste Systems, Inc. (Class A Stock)*	1,366	109,444
CDW Corp.	695	136,241
Chord Energy Corp.	708	101,478
CoStar Group, Inc.*	1,419	110,540
Deckers Outdoor Corp.*	414	176,977
Dexcom, Inc.*	965	103,342
FactSet Research Systems, Inc.	204	86,280
Flywire Corp.*	3,800	102,486
Fox Factory Holding Corp.*	619	73,098
Gartner, Inc.*	284	96,032
HEICO Corp.	718	122,742
Hexcel Corp.	1,639	115,681
Lattice Semiconductor Corp.*	1,495	113,306
Medpace Holdings, Inc.*	446	98,597
Paylocity Holding Corp.*	417	86,857
Performance Food Group Co.*	1,870	114,668
Pinterest, Inc. (Class A Stock)*	4,062	106,790
Planet Fitness, Inc. (Class A Stock)*	964	81,602
Shift4 Payments, Inc. (Class A Stock)*	1,227	78,577
Toro Co. (The)	971	108,286
Tractor Supply Co.	484	110,347
TransMedics Group, Inc.*	1,129	71,149
United Therapeutics Corp.*	349	91,846
WillScot Mobile Mini Holdings Corp.*	1,834	88,876
XPEL, Inc.*	727	55,303
		2,983,046

Total Long-Term Investments (cost $4,760,245)		5,320,728

PGIM Jennison NextGeneration Global Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 3.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $212,117)	212,117	$212,117

TOTAL INVESTMENTS 100.4% (cost $4,972,362)		5,532,845
Liabilities in excess of other assets (0.4)%		(23,893)

Net Assets 100.0%		$5,508,952

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3